Organization and Operations (Details) - USD ($)																								6 Months Ended	12 Months Ended
	Jun. 23, 2025	Apr. 27, 2025	Mar. 06, 2025	Feb. 27, 2025	Nov. 26, 2024	Nov. 11, 2024	Aug. 31, 2024	Aug. 20, 2024	Aug. 09, 2024	Jul. 26, 2024	Jul. 25, 2024	Jul. 23, 2024	Jul. 17, 2024	Nov. 01, 2023	Oct. 27, 2023	Oct. 13, 2023	Oct. 08, 2023	Jul. 10, 2023	Jun. 29, 2023	Feb. 01, 2023	Dec. 13, 2022	Dec. 13, 2022	Feb. 05, 2016	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 27, 2024	Oct. 21, 2024	Aug. 12, 2024	Aug. 01, 2024	Jun. 30, 2024	Dec. 06, 2023	Oct. 23, 2023	Aug. 16, 2023	Jul. 28, 2023	Jun. 30, 2023	May 30, 2023	Apr. 20, 2023	Feb. 07, 2023	Feb. 03, 2023	Jan. 25, 2023	Jan. 09, 2023	Sep. 13, 2022	Aug. 01, 2022	Mar. 07, 2022	Oct. 21, 2021	Oct. 03, 2021	Jul. 20, 2021	Jun. 04, 2021	Sep. 11, 2019
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)		500,000	90,000		39,824	333,333	125,000				100,000		726,769	10,000	4,500	11,507		18,481
Shares of common stock (in Shares)																				50,000	150,000	150,000
Purchase price (in Dollars)	$ 100,000																			$ 250,000		$ 750,000
Price per share (in Dollars per share)																																	$ 8.5
Warrant exercise price per share (in Dollars per share)										$ 1.2
Membership interests																								15.00%				8.26%	1.50%	48.61%								18.00%
Common stock (in Dollars)														$ 46,512	$ 38,250
Purchase price (in Dollars)																				250,000	$ 750,000	$ 750,000
Membership interest percentage																												8.26%												56.00%
Assets owned by Creatd Ventures																	92.50%
Cash consideration (in Dollars)																	$ 1
liabilities related operations (in Dollars)																	$ 214,295
Interest and returning the remaining membership interest																																17.50%
Additional shares authorized (in Shares)												10,461
Common stock, shares authorized (in Shares)																								1,500,000,000	1,500,000,000	1,500,000,000
Warrant [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)																									7,006,500
Warrant (in Shares)										65,000
Warrants exercise price (in Dollars per share)																															$ 480
Great Plains Holdings, Inc [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)																							950
S96 NYC, LLC [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)										35,000
Price per share (in Dollars per share)										$ 1.2
Warrants (in Shares)										65,000
Warrants exercise price (in Dollars per share)										$ 1.2
Hollywall Entertainment, Inc. [Member]
Organization and Operations (Details) [Line Items]
Percentage of equity													0.50%
Geopulse Explorations, Inc. [Member]
Organization and Operations (Details) [Line Items]
Percentage of equity								0.50%
THEPOWERHOUSE LLC [Member]
Organization and Operations (Details) [Line Items]
Percentage of equity						5.00%
Enzylotics, Inc [Member]
Organization and Operations (Details) [Line Items]
Percentage of equity					1.00%
MineralRite Corporation [Member]
Organization and Operations (Details) [Line Items]
Percentage of equity				1.00%
Common Stock [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)								21,675	2,000,000	35,000
Price per share (in Dollars per share)										$ 1.2
Strategic Securities Swap Agreement [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)													16,578
CRTD [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)													16,578
HWAL [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)													726,769
OG Collection, Inc. [Member]
Organization and Operations (Details) [Line Items]
Membership interests									46.00%
Enzylotics, Inc [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)					39,824
Cancelled of common stock (in Shares)					39,824
MineralRite Corporation [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)			17,000,000
Lil Marc, Inc [Member]
Organization and Operations (Details) [Line Items]
Cancelled of common stock (in Shares)																								79		79
Business Combination [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage													0.50%																			50.00%							11.00%	5.00%		55.00%	100.00%	51.00%	100.00%
Total membership interests																																			74.00%		11.00%
Business Combination [Member] | Seller’s Choice [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage																																																		100.00%
Business Combination [Member] | Plant Camp [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage																																				10.00%													89.00%
Business Combination [Member] | WHE Agency [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage																																										51.00%						44.00%
Business Combination [Member] | Dune, Inc [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage																																									24.30%						29.00%
Total membership interests																																		21.00%							50.00%					21.00%	50.00%
Business Combination [Member] | Orbit Media LLC [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage																																			17.50%
Denver Bodega, LLC [Member]
Organization and Operations (Details) [Line Items]
Total membership interests																																													100.00%
Orbit Media LLC [Member]
Organization and Operations (Details) [Line Items]
Total membership interests																																												51.00%
Brave Foods, LLC [Member]
Organization and Operations (Details) [Line Items]
Total membership interests																																											100.00%
Plant Camp LLC [Member]
Organization and Operations (Details) [Line Items]
Total membership interests																																				100.00%
S96 NYC, LLC [Member]
Organization and Operations (Details) [Line Items]
Total membership interests										100.00%
Key Drivers [Member]
Organization and Operations (Details) [Line Items]
Total membership interests									3.01%																					48.61%
OG Collection, Inc. [Member]
Organization and Operations (Details) [Line Items]
Total membership interests									1.50%																		1.50%		1.50%	46.00%
Additional shares authorized (in Shares)									2,000,000
Common stock, shares authorized (in Shares)									1,000,000,000
Preferred stock, shares authorized (in Shares)									50,000,000
Geopulse Explorations, Inc. [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)								21,675
Acquired percentage								0.50%
THEPOWERHOUSE LLC [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)						333,333
Acquired percentage						5.00%
Enzylotics, Inc [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage					1.00%
Vocal, Inc. [Member]
Organization and Operations (Details) [Line Items]
Total membership interests									3.01%																		1.70%			48.61%
Maximum [Member] | Common Stock [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)									1,050,000,000
Minimum [Member] | Common Stock [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)									1,000,000,000
Series A Convertible Preferred Stock [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)																							33,415
Series B Convertible Preferred Stock [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)																							8,064
Convertible Preferred Stock [Member]
Organization and Operations (Details) [Line Items]
Membership interests									3.01%
Convertable preferred stock (in Shares)									50,000,000															0
Series G Preferred Stock [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)																								640	238
Price per share (in Dollars per share)																								$ 0.5	$ 750
Common stock (in Dollars)				$ 14,400,000																				$ 192,000	$ 175,000
Preferred stock, shares authorized (in Shares)																								500,000	500,000	500,000
Common Stock [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)																			2,300						832,280
Price per share (in Dollars per share)																									$ 1																$ 240
Common stock (in Dollars)																									$ 276,140
Purchase price (in Dollars)																				$ 250,000
Common Stock [Member] | OG Collection, Inc. [Member]
Organization and Operations (Details) [Line Items]
Additional shares authorized (in Shares)									1,050,000,000
S96 NYC, LLC [Member]
Organization and Operations (Details) [Line Items]
Ownership rate										100.00%														100.00%	100.00%
OG Collection, Inc. [Member]
Organization and Operations (Details) [Line Items]
Ownership rate																								41.50%	41.50%		1.50%
Vocal, Inc. [Member]
Organization and Operations (Details) [Line Items]
Ownership rate																								41.80%	41.80%		1.70%
Flewber, Inc. [Member]
Organization and Operations (Details) [Line Items]
Ownership rate	10.00%																							90.00%
WHE Agency [Member] | Business Combination [Member]
Organization and Operations (Details) [Line Items]
Ownership rate																																										95.00%
Dune, Inc [Member]
Organization and Operations (Details) [Line Items]
Ownership rate																																					96.00%		85.00%		75.00%